Income taxes - Effective Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ 5,527	$ (5,928)
Expected income tax expense (recovery)	1,492	(1,601)
Increase (reduction) in income taxes resulting from:
Non-deductible stock-based compensation	389	244
Other permanent differences	4,559	3,819
Withholding taxes and other foreign taxes	76	804
Change in enacted tax rates	61	(189)
Foreign tax rate differences, foreign exchange and other adjustments	457	(1,177)
Non-taxable income from equity investment	(8,902)	(6,418)
Change in valuation allowance	2,970	5,949
Bargain purchase gain	(1,579)	0
Tax realignment due to Italian tax law changes	(7,654)	0
Income tax expense (recovery)	$ (8,131)	$ 1,431